Schedule of Related Party Payable (Details) (USD $)	12 Months Ended
Jan. 31, 2014
Related Party Payables Schedule Of Related Party Payable 1	19.50%
Related Party Payables Schedule Of Related Party Payable 2	$ 0
Related Party Payables Schedule Of Related Party Payable 3	9,603
Related Party Payables Schedule Of Related Party Payable 4	0
Related Party Payables Schedule Of Related Party Payable 5	4,313
Related Party Payables Schedule Of Related Party Payable 6	0
Related Party Payables Schedule Of Related Party Payable 7	13,916
Related Party Payables Schedule Of Related Party Payable 8	0
Related Party Payables Schedule Of Related Party Payable 9	(13,916)
Related Party Payables Schedule Of Related Party Payable 10	0
Related Party Payables Schedule Of Related Party Payable 11	$ 0